iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
(Formerly iShares
®
MSCI USA ESG Select ETF)
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Axon Enterprise, Inc.
(a)
..................... 26,595 $ 20,092,257
General Electric Co. ....................... 52,140 14,134,111
Howmet Aerospace, Inc. .................... 25,453 4,575,686
38,802,054
a
Air Freight & Logistics  —  1 .0%
CH Robinson Worldwide, Inc. ................ 111,453 12,852,760
Expeditors International of Washington, Inc. ....... 194,977 22,664,126
35,516,886
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 51,633 3,544,089
a
Automobiles  —  1 .7%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 280,416 3,608,954
Tesla, Inc.
(a)
............................. 185,492 57,181,619
60,790,573
a
Banks  —  0 .7%
Huntington Bancshares, Inc. ................. 603,688 9,918,594
PNC Financial Services Group, Inc. (The) ........ 59,443 11,310,220
Truist Financial Corp. ...................... 83,257 3,639,163
24,867,977
a
Beverages  —  1 .5%
Coca-Cola Co. (The) ...................... 642,225 43,600,655
Keurig Dr Pepper, Inc. ..................... 141,407 4,616,939
PepsiCo, Inc. ........................... 25,777 3,555,164
51,772,758
a
Biotechnology  —  2 .2%
Alnylam Pharmaceuticals, Inc.
(a)
............... 20,438 8,016,601
Amgen, Inc. ............................ 41,664 12,295,047
Biogen, Inc.
(a)
........................... 25,945 3,320,960
Gilead Sciences, Inc. ...................... 336,746 37,813,208
Regeneron Pharmaceuticals, Inc. .............. 5,509 3,004,939
Vertex Pharmaceuticals, Inc.
(a)
................ 26,592 12,149,087
76,599,842
a
Broadline Retail  —  0 .2%
MercadoLibre, Inc.
(a)
....................... 3,734 8,864,105
a
Building Products  —  1 .9%
Carrier Global Corp. ....................... 96,262 6,605,499
Johnson Controls International PLC ............ 122,770 12,890,850
Lennox International, Inc. ................... 15,836 9,644,124
Owens Corning .......................... 23,989 3,344,786
Trane Technologies PLC .................... 83,339 36,509,149
68,994,408
a
Capital Markets  —  5 .0%
Bank of New York Mellon Corp. (The) ........... 294,485 29,875,503
Cboe Global Markets, Inc. ................... 32,028 7,720,029
Charles Schwab Corp. (The) ................. 55,058 5,380,818
FactSet Research Systems, Inc. ............... 11,358 4,576,138
Intercontinental Exchange, Inc. ............... 44,533 8,231,035
Moody's Corp. ........................... 38,866 20,044,362
Morgan Stanley .......................... 287,821 41,002,980
Nasdaq, Inc. ............................ 108,205 10,411,485
Raymond James Financial, Inc. ............... 64,032 10,701,668
S&P Global, Inc. ......................... 64,498 35,544,848
State Street Corp. ........................ 45,605 5,096,359
178,585,225
a
Security Shares Value
a
Chemicals  —  1 .4%
Ecolab, Inc. ............................ 146,983 $ 38,474,270
International Flavors & Fragrances, Inc. .......... 58,511 4,156,036
Linde PLC ............................. 7,544 3,472,201
PPG Industries, Inc. ....................... 29,787 3,142,529
49,245,036
a
Commercial Services & Supplies  —  0 .6%
Veralto Corp. ............................ 209,620 21,974,465
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 118,477 14,598,736
Cisco Systems, Inc. ....................... 290,035 19,745,583
34,344,319
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 9,891 4,017,032
a
Construction Materials  —  0 .9%
CRH PLC .............................. 347,169 33,137,281
a
Consumer Finance  —  1 .2%
American Express Co. ..................... 121,130 36,255,420
Synchrony Financial ....................... 100,006 6,967,418
43,222,838
a
Consumer Staples Distribution & Retail  —  0 .9%
Costco Wholesale Corp. .................... 28,008 26,317,437
Target Corp. ............................ 59,364 5,966,082
32,283,519
a
Containers & Packaging  —  0 .2%
Ball Corp. .............................. 77,974 4,464,791
International Paper Co. ..................... 67,849 3,171,262
7,636,053
a
Distributors  —  0 .4%
LKQ Corp. ............................. 499,129 14,709,332
a
Diversified Telecommunication Services  —  0 .4%
Verizon Communications, Inc. ................ 349,147 14,929,526
a
Electric Utilities  —  0 .4%
Eversource Energy ....................... 208,348 13,771,803
a
Electrical Equipment  —  0 .4%
GE Vernova, Inc. ......................... 20,819 13,746,577
a
Electronic Equipment, Instruments & Components  —  0 .6%
Keysight Technologies, Inc.
(a)
................. 65,864 10,795,768
Trimble, Inc.
(a)
........................... 123,128 10,329,208
21,124,976
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 406,479 18,311,879
a
Entertainment  —  2 .1%
Electronic Arts, Inc. ....................... 147,248 22,453,847
Netflix, Inc.
(a)
............................ 27,219 31,557,709
Take-Two Interactive Software, Inc.
(a)
............ 19,485 4,339,894
Walt Disney Co. (The) ..................... 110,084 13,112,105
Warner Bros Discovery, Inc. , Series A
(a)
.......... 367,210 4,836,156
76,299,711
a
Financial Services  —  2 .5%
Fidelity National Information Services, Inc. ........ 108,363 8,605,106
Mastercard, Inc. , Class A .................... 72,690 41,176,704

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
ESG Optimized MSCI USA ETF
(Percentages shown are based on Net Assets)
2
(Formerly iShares
®
MSCI USA ESG Select ETF)
Security Shares Value
a
Financial Services (continued)
Visa, Inc. , Class A ........................ 117,097 $ 40,453,501
90,235,311
a
Food Products  —  2 .0%
Bunge Global SA ......................... 153,507 12,243,718
General Mills, Inc. ........................ 402,680 19,723,267
Kellanova .............................. 395,532 31,575,320
Kraft Heinz Co. (The) ...................... 121,433 3,334,550
McCormick & Co., Inc. , NVS ................. 55,313 3,906,757
70,783,612
a
Health Care Equipment & Supplies  —  2 .2%
Cooper Companies, Inc. (The)
(a)
............... 69,359 4,902,988
Dexcom, Inc.
(a)
.......................... 47,537 3,839,563
Edwards Lifesciences Corp.
(a)
................ 280,044 22,210,290
IDEXX Laboratories, Inc.
(a)
................... 36,434 19,467,050
Solventum Corp.
(a)
........................ 45,370 3,237,603
STERIS PLC ............................ 74,169 16,798,537
Zimmer Biomet Holdings, Inc. ................ 67,003 6,140,825
76,596,856
a
Health Care Providers & Services  —  1 .6%
DaVita, Inc.
(a) (b)
.......................... 45,384 6,370,552
Elevance Health, Inc. ...................... 46,568 13,182,469
HCA Healthcare, Inc. ...................... 20,210 7,154,138
Humana, Inc. ........................... 13,445 3,359,502
Labcorp Holdings, Inc. ..................... 25,747 6,696,280
Molina Healthcare, Inc.
(a)
.................... 20,189 3,187,237
Quest Diagnostics, Inc. ..................... 95,343 15,961,372
55,911,550
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 71,499 11,802,340
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 20,265 5,759,313
a
Hotels, Restaurants & Leisure  —  0 .9%
Booking Holdings, Inc. ..................... 3,797 20,898,916
DoorDash, Inc. , Class A
(a)
................... 16,529 4,136,382
Hilton Worldwide Holdings, Inc. ............... 13,369 3,583,962
Royal Caribbean Cruises Ltd. ................ 13,685 4,350,051
32,969,311
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 67,056 6,287,841
Clorox Co. (The) ......................... 111,290 13,973,573
Kimberly-Clark Corp. ...................... 82,429 10,272,302
Procter & Gamble Co. (The) ................. 156,175 23,499,652
54,033,368
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 194,356 29,001,802
a
Insurance  —  2 .6%
Arch Capital Group Ltd. .................... 80,380 6,917,503
Hartford Insurance Group, Inc. (The) ............ 135,409 16,843,526
Marsh & McLennan Companies, Inc. ............ 44,835 8,931,132
Progressive Corp. (The) .................... 59,302 14,353,456
Prudential Financial, Inc. .................... 305,626 31,656,741
Travelers Companies, Inc. (The) ............... 45,202 11,763,368
90,465,726
a
Interactive Media & Services  —  4 .2%
Alphabet, Inc. , Class A ..................... 365,664 70,170,922
Alphabet, Inc. , Class C , NVS ................. 398,992 76,949,597
147,120,519
Security Shares Value
a
IT Services  —  2 .5%
Accenture PLC , Class A .................... 54,525 $ 14,563,628
Akamai Technologies, Inc.
(a)
.................. 43,716 3,335,968
Gartner, Inc.
(a)
........................... 7,557 2,559,178
GoDaddy, Inc. , Class A
(a)
.................... 74,414 12,023,814
International Business Machines Corp. .......... 113,945 28,845,177
MongoDB, Inc. , Class A
(a)
................... 17,925 4,264,178
Okta, Inc. , Class A
(a) (b)
...................... 35,938 3,514,736
Snowflake, Inc. , Class A
(a)
................... 34,405 7,689,518
Twilio, Inc. , Class A
(a)
...................... 92,790 11,969,910
88,766,107
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 91,803 10,539,902
Avantor, Inc.
(a)
........................... 251,450 3,379,488
Danaher Corp. .......................... 60,680 11,963,669
Mettler-Toledo International, Inc.
(a)
............. 6,944 8,566,674
Waters Corp.
(a)
.......................... 34,047 9,831,412
West Pharmaceutical Services, Inc. ............ 25,273 6,046,818
50,327,963
a
Machinery  —  2 .6%
Caterpillar, Inc. .......................... 11,487 5,031,536
CNH Industrial N.V. ....................... 607,227 7,869,662
Cummins, Inc. ........................... 78,602 28,895,667
Deere & Co. ............................ 6,955 3,646,993
Pentair PLC ............................ 263,351 26,914,472
Xylem, Inc. ............................. 140,578 20,330,391
92,688,721
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 163,361 10,144,718
a
Multi-Utilities  —  0 .4%
NiSource, Inc. ........................... 328,441 13,942,320
a
Oil, Gas & Consumable Fuels  —  2 .8%
Cheniere Energy, Inc. ...................... 118,142 27,867,335
ONEOK, Inc. ............................ 395,887 32,506,281
Targa Resources Corp. ..................... 130,492 21,715,174
Valero Energy Corp. ....................... 27,579 3,786,872
Williams Companies, Inc. (The) ............... 204,586 12,264,931
98,140,593
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 131,029 6,972,053
a
Pharmaceuticals  —  2 .1%
Eli Lilly & Co. ........................... 60,844 45,028,819
Merck & Co., Inc. ......................... 69,347 5,417,387
Zoetis, Inc. , Class A ....................... 154,044 22,458,075
72,904,281
a
Professional Services  —  1 .9%
Automatic Data Processing, Inc. ............... 147,789 45,740,696
Broadridge Financial Solutions, Inc. ............ 82,999 20,543,082
66,283,778
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 96,004 14,951,663
a
Semiconductors & Semiconductor Equipment  —  15 .0%
Advanced Micro Devices, Inc.
(a)
............... 139,189 24,540,413
Analog Devices, Inc. ....................... 15,152 3,403,594
Applied Materials, Inc. ..................... 176,424 31,766,905
Broadcom, Inc. .......................... 291,890 85,728,093
Intel Corp. ............................. 400,819 7,936,216
Lam Research Corp. ...................... 168,423 15,973,237

iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
(Formerly iShares
®
MSCI USA ESG Select ETF)
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. .................... 74,595 $ 5,995,200
Micron Technology, Inc. ..................... 36,515 3,985,247
NVIDIA Corp. ........................... 1,651,102 293,681,513
NXP Semiconductors N.V. ................... 98,676 21,093,968
Texas Instruments, Inc. ..................... 211,093 38,220,499
532,324,885
a
Software  —  12 .9%
Adobe, Inc.
(a)
............................ 52,167 18,659,614
AppLovin Corp. , Class A
(a)
................... 9,330 3,645,231
Atlassian Corp. , Class A
(a)
................... 26,882 5,155,430
Autodesk, Inc.
(a)
.......................... 93,560 28,358,972
Cadence Design Systems, Inc.
(a)
.............. 47,948 17,480,402
HubSpot, Inc.
(a)
.......................... 9,230 4,796,369
Intuit, Inc. .............................. 50,563 39,698,528
Microsoft Corp. .......................... 423,597 225,989,000
MicroStrategy, Inc. , Class A
(a)
................. 10,399 4,178,942
Palo Alto Networks, Inc.
(a) (b)
.................. 54,261 9,419,710
PTC, Inc.
(a)
............................. 23,792 5,110,760
Salesforce, Inc. .......................... 124,266 32,101,636
ServiceNow, Inc.
(a)
........................ 35,027 33,034,664
Synopsys, Inc.
(a)
......................... 26,730 16,932,653
Workday, Inc. , Class A
(a)
.................... 55,068 12,631,498
457,193,409
a
Specialized REITs  —  2 .2%
American Tower Corp. ..................... 60,314 12,568,834
Crown Castle, Inc. ........................ 127,225 13,370,075
Digital Realty Trust, Inc. .................... 116,047 20,475,333
Equinix, Inc. ............................ 30,715 24,116,497
Iron Mountain, Inc. ........................ 62,022 6,038,462
76,569,201
a
Specialty Retail  —  3 .3%
Best Buy Co., Inc. ........................ 152,668 9,932,580
Home Depot, Inc. (The) .................... 137,878 50,671,544
Lowe's Companies, Inc. .................... 93,718 20,952,533
Tractor Supply Co. ........................ 370,643 21,108,119
Williams-Sonoma, Inc. ..................... 68,261 12,768,220
115,432,996
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  5 .0%
Apple, Inc. ............................. 752,893 $ 156,278,000
Hewlett Packard Enterprise Co. ............... 533,914 11,046,681
HP, Inc. ............................... 117,113 2,904,402
Western Digital Corp. ...................... 66,899 5,264,282
175,493,365
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 105,023 11,150,292
Lululemon Athletica, Inc.
(a)
................... 12,304 2,467,321
13,617,613
a
Trading Companies & Distributors  —  1 .1%
Ferguson Enterprises, Inc. ................... 45,309 10,118,859
United Rentals, Inc. ....................... 4,788 4,227,517
WW Grainger, Inc. ........................ 22,522 23,412,520
37,758,896
Total Long-Term Investments — 99.8%
(Cost: $ 2,853,469,630 ) ............................... 3,535,284,534
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 2,939,919 2,941,095
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 3,335,097 3,335,097
a
Total Short-Term Securities — 0.2%
(Cost: $ 6,274,131 ) .................................. 6,276,192
Total Investments — 100.0%
(Cost: $ 2,859,743,761 ) ............................... 3,541,560,726
Liabilities in Excess of Other Assets — 0 .0% ................ (924,834)
Net Assets — 100.0% ................................. $ 3,540,635,892
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 6,508,461  $ —  $ (3,567,953)
(a)
$ 518  $ 69  $ 2,941,095  2,939,919  $ 8,092
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 4,294,342  —  (959,245)
(a)
—  —  3,335,097  3,335,097  55,416  —
$ 518  $ 69
$ 6,276,192
$ 63,508  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
ESG Optimized MSCI USA ETF
4
(Formerly iShares
®
MSCI USA ESG Select ETF)
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 15 09/19/25 $ 4,781 $ 86,370
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,535,284,534  $ —  $ —  $ 3,535,284,534
Short-Term Securities
Money Market Funds ...................................... 6,276,192  —  —  6,276,192
$ 3,541,560,726  $ —  $ —  $ 3,541,560,726
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 86,370  $ —  $ —  $ 86,370
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust